Income and expenses - Financial expenses and income (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income and expenses
Interest expenses	€ (60)	€ (67)	€ (31)
Exchange rate losses	(64)	(280)	(51)
Bank charges	(9)	(10)	(4)
Total financial expenses	(133)	(357)	(86)
Interest income	1,609	1,218	245
Exchange rate gains	7	49	58
Fair value gains current assets	96
Other financial income	6
Total financial income	1,718	1,267	303
Net finance income / cost	€ 1,585	€ 910	€ 217